Stock Options (Details) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Expected dividend yield
Expected stock price volatility	137.50%
Risk-free interest rate	1.90%
Expected term (in years)	7 years 8 months 1 day	7 years 8 months 1 day
Exercise price	$ 1.40	$ 2.90
Weighted-average grant date fair-value	$ 1.33	$ 2.68
Minimum [Member]
Expected stock price volatility		154.00%
Risk-free interest rate		2.21%
Maximum [Member]
Expected stock price volatility		154.50%
Risk-free interest rate		2.41%